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                 [LOGO]  The right choice for the long term(R)

American Funds 2040
Target Date Retirement Fund(R)

CLASS      TICKER     R-1....... RAKTX      R-3....... RCKTX      R-5....... REGTX
A......... AAGTX      R-2....... RBKTX      R-4....... RDGTX      R-6....... RFGTX

 SUMMARY PROSPECTUS

 January 1, 2012

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS AND STATEMENT
OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE INFORMATION ABOUT THE FUND AND
ITS RISKS. YOU CAN FIND THE FUND'S PROSPECTUS, STATEMENT OF ADDITIONAL
INFORMATION AND OTHER INFORMATION ABOUT THE FUND ONLINE AT
AMERICANFUNDS.COM/PROSPECTUS OR AT AMERICANFUNDS.COM/RETIREMENTPROSPECTUS. YOU
CAN ALSO GET THIS INFORMATION AT NO COST BY CALLING 800/421-0180 OR BY SENDING
AN EMAIL REQUEST TO PROSPECTUS@AMERICANFUNDS.COM. THE CURRENT PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION, DATED JANUARY 1, 2012, ARE INCORPORATED BY
REFERENCE INTO THIS SUMMARY PROSPECTUS.

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Investment objectives

Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 78 of the prospectus and on page 71 of the fund's statement of additional information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                      ALL R SHARE
                                                             CLASS A    CLASSES
---------------------------------------------------------------------------------

Maximum sales charge (load) imposed on purchases              5.75%      none
(as a percentage of offering price)
---------------------------------------------------------------------------------
Maximum deferred sales charge (load)                          1.00/1/    none
(as a percentage of the amount redeemed)
---------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends   none       none
---------------------------------------------------------------------------------
Redemption or exchange fees                                   none       none
---------------------------------------------------------------------------------

  ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
  PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
                                                  SHARE CLASSES
  ----------------------------------------------------------------------------
                                           CLASS CLASS CLASS CLASS CLASS CLASS
                                   CLASS A  R-1   R-2   R-3   R-4   R-5   R-6
  ----------------------------------------------------------------------------

  Management fees                   0.10%  0.10% 0.10% 0.10% 0.10% 0.10% 0.10%
  ----------------------------------------------------------------------------
  Distribution and/or service       0.21   1.00  0.75  0.50  0.25  none  none
   (12b-1) fees
  ----------------------------------------------------------------------------
  Other expenses                    0.16   0.18  0.33  0.21  0.13  0.08  0.03
  ----------------------------------------------------------------------------
  Acquired (underlying) fund fees   0.40   0.40  0.40  0.40  0.40  0.40  0.40
   and expenses
  ----------------------------------------------------------------------------
  Total annual fund operating       0.87   1.68  1.58  1.21  0.88  0.58  0.53
   expenses
  ----------------------------------------------------------------------------
  Fee waiver and/or expense         0.10   0.10  0.10  0.10  0.10  0.10  0.10
   reimbursement/2/
  ----------------------------------------------------------------------------
  Total annual fund operating       0.77   1.58  1.48  1.11  0.78  0.48  0.43
   expenses after fee waiver
   and/or expense
   reimbursement
  ----------------------------------------------------------------------------

/1/A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge.
/2/The investment adviser is currently waiving its management fee of .10%. This waiver may only be modified or terminated with the approval of the fund's board. This waiver will be in effect through at least December 31, 2012.

1   American Funds 2040 Target Date Retirement Fund / Summary prospectus

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EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

                  SHARE CLASS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
                  --------------------------------------------

                     A          $649   $807    $978    $1,474
                  --------------------------------------------
                     R-1         161    499     860     1,878
                  --------------------------------------------
                     R-2         151    468     808     1,768
                  --------------------------------------------
                     R-3         113    353     612     1,352
                  --------------------------------------------
                     R-4          80    249     433       966
                  --------------------------------------------
                     R-5          49    154     269       604
                  --------------------------------------------
                     R-6          44    138     241       542
                  --------------------------------------------

PORTFOLIO TURNOVER

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 1% of the average value of its portfolio.

Principal investment strategies

The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying
American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund and bond funds. The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both
U.S. stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks.
Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

       American Funds 2040 Target Date Retirement Fund / Summary prospectus  2

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The following chart illustrates the current investment approach of the fund by showing how its investment in the various fund categories will change over time.

                                    [CHART]

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

Principal risks

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME. INVESTORS IN THE FUND
SHOULD HAVE A LONG-TERM PERSPECTIVE AND BE ABLE TO TOLERATE POTENTIALLY SHARP
DECLINES IN VALUE.

Allocation risk -- Investments in the fund are subject to risks related to the investment adviser's allocation choices. The selection of the underlying funds and the allocation of the fund's assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
For investors who are close to or in retirement, the fund's equity exposure may result in investment volatility that could reduce an investor's available retirement assets at a time when the investor has a need to withdraw funds. For

3   American Funds 2040 Target Date Retirement Fund / Summary prospectus

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investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Because the fund's investments are concentrated in the underlying funds, the fund's risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions -- The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including factors directly involving the issuers of securities held by the underlying funds.

Investing in stocks -- Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher rated debt securities. The market prices of these securities may fluctuate more than the prices of higher quality securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by
Nationally Recognized Statistical Rating Organizations or unrated but determined by the fund's investment adviser to be of equivalent quality. Such securities are sometimes referred to as "junk bonds." As a result, the value of the underlying funds may be similarly affected.

Investing outside the United States -- Securities of issuers domiciled outside the United States or with significant operations outside the United States, may lose value because of political, social or economic developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S.
dollar and/or currencies of other countries. Securities

       American Funds 2040 Target Date Retirement Fund / Summary prospectus  4

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markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. These risks may be heightened in connection with investments in emerging market countries.

Management -- The investment adviser to the fund and the underlying funds actively manages the fund's investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.
This information provides some indication of the risks of investing in the fund. MSCI World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. Barclays Capital U.S. Aggregate
Index represents a portion of the fixed-income securities in which certain underlying funds may invest. Past results are not predictive of future results.
Updated information on the fund's results can be obtained by visiting
americanfunds.com.

 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
 (Results do not include a sales charge; if a sales charge were included, results would be lower.)

                                     [CHART]

                              '08         '09        '10
                            -------     -------     -------
                            -35.62%      31.63%      12.58%

Highest/Lowest quarterly results during this time period were:

              HIGHEST   16.94% (quarter ended June 30, 2009)
              LOWEST   -19.47% (quarter ended December 31, 2008)

The fund's total return for the nine months ended September 30, 2011, was
-9.80%.
AVERAGE ANNUAL TOTAL RETURNS
For periods ended December 31, 2010 (with a maximum sales charge):

                     SHARE CLASS  INCEPTION
                                    DATE    1 YEAR LIFETIME
                     --------------------------------------
                     A            2/1/2007   6.11%   -0.48%

                     SHARE CLASS  INCEPTION
                                    DATE    1 YEAR LIFETIME
                     --------------------------------------
                     R-1          2/1/2007  11.85%    0.29%
                     R-2          2/1/2007   11.82     0.27
                     R-3          2/1/2007   12.19     0.68
                     R-4          2/1/2007   12.73     1.04
                     R-5          2/1/2007   13.05     1.33
                     R-6          7/27/2009  13.01    19.61

5   American Funds 2040 Target Date Retirement Fund / Summary prospectus

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                                                                            LIFETIME
                                                                          (FROM CLASS A
                                                                   1 YEAR  INCEPTION)
---------------------------------------------------------------------------------------

INDEXES
S&P 500 (reflects no deductions for sales charges, account fees,
 expenses or taxes)                                                15.08%    -1.36%
MSCI World ex USA Index (reflects no deductions for sales
 charges, account fees, expenses or taxes)                           9.43     -1.98
Barclays Capital U.S. Aggregate Index (reflects no deductions for
 sales charges, account fees, expenses or taxes)                     6.54      6.33

Management

INVESTMENT ADVISER

Capital Research and Management Company is the investment adviser to the fund.
Its Portfolio Oversight Committee works as a team to develop the allocation approach and select the underlying funds.

PORTFOLIO OVERSIGHT COMMITTEE

The members of the Portfolio Oversight Committee are:

                               INVESTMENT
INVESTMENT PROFESSIONAL/      PROFESSIONAL
FUND TITLE                     EXPERIENCE      PRIMARY TITLE WITH
(IF APPLICABLE)               IN THIS FUND     INVESTMENT ADVISER
-------------------------------------------------------------------------------------

JOHN H. SMET                     5 years       Senior Vice President - Fixed Income,
Vice Chairman of the Board  (since the fund's  Capital Research and Management
                               inception)      Company
-------------------------------------------------------------------------------------

ALAN N. BERRO                    5 years       Senior Vice President - Capital World
Senior Vice President       (since the fund's  Investors
                               inception)
-------------------------------------------------------------------------------------

NICHOLAS J. GRACE                5 years       Senior Vice President - Capital World
Senior Vice President       (since the fund's  Investors
                               inception)
-------------------------------------------------------------------------------------

JAMES B. LOVELACE                5 years       Senior Vice President - Capital
Senior Vice President       (since the fund's  Research Global Investors
                               inception)
-------------------------------------------------------------------------------------

WESLEY K.-S. PHOA           Less than 1 year   Senior Vice President - Fixed Income,
Senior Vice President                          Capital Research Company
-------------------------------------------------------------------------------------

BRADLEY J. VOGT             Less than 1 year   Senior Vice President - Capital
Senior Vice President                          Research Global Investors
-------------------------------------------------------------------------------------

       American Funds 2040 Target Date Retirement Fund / Summary prospectus  6

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Purchase and sale of fund shares

The minimum amount to establish an IRA account is $250 and the minimum to add to an account is $50.

For a payroll deduction retirement plan account or payroll deduction IRA, the minimum is $25 to establish, or add to, an account.

For IRAs, you may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis,
Indiana 46206-6007; telephoning American Funds Service Company at 800/421-0180;
faxing American Funds Service Company at 888/421-4351; or accessing our website at americanfunds.com.

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer authorized to sell these classes of the fund's shares. Investment dealers may impose transaction charges in addition to those described in this prospectus. Please contact your plan administrator or recordkeeper in order to sell (redeem) shares from your retirement plan.

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts and IRAs are not currently taxable.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of a fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                    [LOGO]             [LOGO]             [LOGO]

                  RPGEIP-867-0112P Litho in USA CGD/RRD/9773      Investment Company File No. 811-21981
                  --------------------------------------------------------------------------------------

THE CAPITAL GROUP COMPANIES
American Funds  Capital Research and Management Capital International Capital Guardian Capital Bank and Trust

THE FUND PROVIDES A SPANISH TRANSLATION OF THE ABOVE SUMMARY PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE SUMMARY PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY